ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Feb. 28, 2025		Feb. 29, 2024	Feb. 28, 2023	Mar. 01, 2024
Product Information [Line Items]
Loans payable	$ 31,538,346		$ 32,801,345		$ 32,796,345
Allowance for doubtful accounts receivable	115,000		140,000		68,000
Inventory valuation reserves	465,000		465,000		959,000
Deferred development costs	$ 0		0		0
Description of deferred tax assets and liabilities	The Company’s gross deferred tax assets were revalued based on the reduction in the federal statutory tax rate from 35% to 21%.
Payment for stock based compensation warrants			0		1,521,000	$ 499,500
Accumulated deficit	$ (161,090,948)		(156,496,930)	[1]	(132,962,427)		$ 4,175,535
Incentive Compensation Plan [Member]
Product Information [Line Items]
Payment for stock based compensation warrants	$ 0	$ 0	$ 0		$ 1,521,000
Two Customer [Member]
Product Information [Line Items]
Percentage of revenue	65.00%	65.00%
One Customer [Member]
Product Information [Line Items]
Percentage of revenue			55.00%
Four Customer [Member]
Product Information [Line Items]
Percentage of revenue					56.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable	53.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable		57.00%			72.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable			52.00%
Controller [Member]
Product Information [Line Items]
Loans additions	$ 27,393,506		$ 28,581,506		$ 28,540,506
Loans percentage	87.00%		87.00%		87.00%

[1]	Derived from audited information